Note 21 - Comprehensive Income	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

21. Comprehensive Income:

During the six-month period ended June 30, 2024, Other comprehensive income amounted to $5,624 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $15,210), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $12,942), (ii) the effective portion of changes in fair value of cash flow hedges (gain of $265), (iii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $3,060) and (iv) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($31).

During the six-month period ended June 30, 2025, Other comprehensive loss amounted to $9,972 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $6,837), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $5,093), (ii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $2,029) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($31). An amount of ($102) included in Other Comprehensive loss is attributable to the non-controlling interest.